Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000124329
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$164	1.58%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund
Without Load	7.75%	1.81%	1.87%
With Load*	1.51%	0.61%	1.27%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	6.27%	1.46%	1.54%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA SOFR Overnight Rate Index	5.50%	2.40%	1.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 139,811,832
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,115,332
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$139,811,832
Number of Portfolio Holdings	335
Advisory Fee	$1,115,332
Portfolio Turnover	62%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Materials	0.5%
Consumer Staples	0.5%
ABS	0.9%
Health Care	1.7%
Energy	2.0%
Technology	2.0%
Real Estate	2.8%
U.S. Treasury Obligations	3.5%
Utilities	3.6%
Fixed Income	3.6%
CMO	6.8%
Industrials	7.4%
Consumer Discretionary	15.4%
CLO	17.0%
Financials	31.1%

C000124331
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	2.34%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund	6.88%	1.04%	1.11%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	6.27%	1.46%	1.54%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA SOFR Overnight Rate Index	5.50%	2.40%	1.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 139,811,832
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,115,332
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$139,811,832
Number of Portfolio Holdings	335
Advisory Fee	$1,115,332
Portfolio Turnover	62%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Materials	0.5%
Consumer Staples	0.5%
ABS	0.9%
Health Care	1.7%
Energy	2.0%
Technology	2.0%
Real Estate	2.8%
U.S. Treasury Obligations	3.5%
Utilities	3.6%
Fixed Income	3.6%
CMO	6.8%
Industrials	7.4%
Consumer Discretionary	15.4%
CLO	17.0%
Financials	31.1%

C000124332
Shareholder Report [Line Items]
Fund Name	Anfield Universal Fixed Income Fund
Trading Symbol	AFLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anfield Universal Fixed Income Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://anfieldaflix.com/our-fund/. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://anfieldaflix.com/our-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.34%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Anfield Universal Fixed Income Fund	8.00%	2.05%	2.12%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	6.27%	1.46%	1.54%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA SOFR Overnight Rate Index	5.50%	2.40%	1.74%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 139,811,832
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,115,332
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$139,811,832
Number of Portfolio Holdings	335
Advisory Fee	$1,115,332
Portfolio Turnover	62%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Materials	0.5%
Consumer Staples	0.5%
ABS	0.9%
Health Care	1.7%
Energy	2.0%
Technology	2.0%
Real Estate	2.8%
U.S. Treasury Obligations	3.5%
Utilities	3.6%
Fixed Income	3.6%
CMO	6.8%
Industrials	7.4%
Consumer Discretionary	15.4%
CLO	17.0%
Financials	31.1%